Stockholders' Equity (Deficiency) (Textual 3) (Detail) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
		Jun. 26, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Feb. 27, 2020	Jun. 30, 2017
Common stock, shares issued (in shares)			11,427,132		3,839,358	2,296,667
Common stock, shares outstanding					7,813	91,276
Common stock issued under the 2017 Plan			1,250		491,817
Performance stock units description					The PSUs vest at various fully diluted market capitalization levels with full vesting occurring upon the later of one year from the grant date and the Company achieving a fully diluted market capitalization of at least $500 million for five consecutive business days.
Issued warrants to the underwriters			250,000
Number of stock options outstanding			778,750		288,183
Number exercisable			531,145		203,193
Fair value of the warrants issued			$ 233,176
Warrants issued for services			$ 133,297	$ 36,534	$ 23,715	$ 192,400
Warrant [Member]
Issued warrants to the underwriters			10,209,456		1,543,596	1,428,128
Warrants issued for services	[1]		530,000
Exercise price					$ 12.600
Warrant [Member] | Issued For Services One [Member]
Issued warrants to the underwriters			280,000		6,000
Expiry date			Nov. 18, 2023		Jan. 25, 2023
Exercise price			$ 0.750		$ 17.800
Warrant [Member] | Issued For Services [Member]
Issued warrants to the underwriters			250,000
Expiry date			Jan. 20, 2024
Exercise price			$ 0.640
Warrant [Member] | Issued For Services Four [Member]
Issued warrants to the underwriters			33,600		33,600
Expiry date			Feb. 27, 2023		Feb. 27, 2023
Exercise price			$ 11.700		$ 11.700		$ 59.30
Number of warrants							4,140
2017 Omnibus Incentive Plan [Member]
Common stock, shares issued (in shares)			780,000		780,000
Common stock, shares outstanding			164,235		165,485
Common stock issued under the 2017 Plan			614,515		122,698
Legacy plan, description		The Company’s board of directors temporarily reduced the number of shares of common stock that could be issued under the Company’s 2017 Plan to 14,217 shares of common stock meaning that as of June 30, 2019, rather than the full number of 491,817, only 14,217 shares of common stock were available for issuance under the 2017 Plan. Subsequent to June 30, 2019, the reserve under the 2017 Plan was increased by the board of directors back to a potential 491,817 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.	Under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan leaving 1,250 shares of common stock available at March 31, 2020 for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised.		Under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 122,698 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan leaving a potential 491,817 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.
Percentage of fully diluted shares of common stock			8.00%		8.00%
2017 Omnibus Incentive Plan [Member] | Board of Directors [Member]
Legacy plan, description			The Company's board of directors approved an increase in the number of shares of common stock available to be issued under the 2017 Plan by 1,500,000. The increase brings the total number of shares available under the 2017 Plan to 2,280,000.
2017 Omnibus Incentive Plan [Member] | Board of Directors [Member] | Minimum
Common stock available for issuance			1,500,000
2017 Omnibus Incentive Plan [Member] | Board of Directors [Member] | Maximum
Common stock available for issuance			2,280,000
2017 Omnibus Incentive Plan [Member] | Officers and Directors [Member]
Legacy plan, description			The Company's board of directors approved an aggregate 1,041,016 stock options to officers and directors of the Company. Of the total grant, 549,199 stock options are subject to stockholder approval of the 2017 Plan share increase. The total grant date aggregate fair value of the remaining 491,817 stock options granted was $238,760. All of these stock options granted to officers and directors have an exercise price of $0.61 and expire on September 5, 2029. Of the 1,041,016 stock options approved by the board of directors, 375,000 vest pro rata monthly over one year from the date of approval by the board of directors and 666,016 vest as to one-sixth on the six-month anniversary of the date of approval by the board of directors with the remaining five-sixths vesting pro rate monthly over 30 months commencing on the seven-month anniversary of the board of directors' approval date.
Number of shares authorized for issuance			1,041,016
Issued warrants to the underwriters			549,199
Expiry date			Nov. 12, 2029
2017 Omnibus Incentive Plan [Member] | 2017 Plan [Member]
Common stock available for issuance		14,217
Performance stock units [Member]
Recognized expense related to the PSUs					$ 526,141
Expense related to the PSU's					322,877	$ 48,624
Unrecognized compensation expense						$ 526,140
Number of stock options outstanding						120,000
Stock options [Member]
Unrecognized compensation expense			$ 96,061		$ 164,329
Number of stock options outstanding			778,750		288,183	262,683		112,085
Aggregate intrinsic value of stock options outstanding			$ 0	0	$ 0	$ 0
Aggregate intrinsic value of stock options exercisable			$ 0	$ 0	$ 0
Unrecognized compensation expense, term			2 years 5 months 5 days		2 years 4 months 24 days
Stock options [Member] | CA$ $20.00 Exercise Price [Member]
Number of stock options outstanding			2,500		2,500
Stock options exercise price			$ 14.11
Stock options [Member] | Subject to stockholder Approval [Member]
Number of stock options outstanding			799,199
Stock options [Member] | Subject to stockholder Approval [Member] | Group One [Member]
Number exercisable			549,199
Exercisable price			$ 0.61
Stock options [Member] | Subject to stockholder Approval [Member] | Group Two [Member]
Number exercisable			250,000
Exercisable price			$ 0.735

[1]	The Company issued 530,000 warrants for services during the nine months ended March 31, 2020. 280,000 warrants are exercisable at $0.75 per share until November 18, 2023 and they vest pro rata monthly commencing December 18, 2019. 250,000 warrants are exercisable at $0.64 per share until January 20, 2024 and they vest pro rata monthly commencing February 20, 2020. The total fair value of the warrants issued was $233,176 with $133,297 being recognized during the nine months ended March 31, 2020.